INVESTMENT ADVISER OF
SENIOR DEBT PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF
EATON VANCE PRIME RATE RESERVES
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AGENT
First Data Investor Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

BANKING COUNSEL
Mayer, Brown & Platt
787 Seventh Avenue
New York, NY 10019

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EATON VANCE
PRIME RATE RESERVES
24 FEDERAL STREET
BOSTON, MA 02110

M-PRSRC-2/96


[Logo]

EATON VANCE
PRIME RATE
RESERVES


ANNUAL
SHAREHOLDER REPORT
DECEMBER 31, 1995

[graphic omitted]

------------------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS

o A CONSISTENT YIELD ADVANTAGE

MONTH AFTER MONTH, THE FUND HAS PRODUCED A YIELD ADVANTAGE OVER 3-MONTH BANK
CDS.

                                                               AVERAGE
                                                                YIELD
EFFECTIVE YIELD                                               ADVANTAGE
  SPREAD OVER                                                DURING PAST
    3-MONTH                                                   12 MONTHS
    CD RATES                                                   OF 3.40%

EFFECTIVE YIELD     PRX      CDS      SPREAD
--------------------------------------------
  DEC 94              8      4.12       3.88
  JAN 95           8.31      4.19       4.12
  FEB 95           8.53      4.33        4.2
  MAR 95              8      4.38       3.62
  APR 95              8      4.34       3.66
  MAY 95           7.85      4.36       3.49
  JUN 95              8         7       3.73
  JUL 95           7.85      4.21       3.64
  AUG 95            7.6      4.22       3.38
  SEP 95           7.65      4.27       3.38
  OCT 95            7.9      4.25       3.65
  NOV 95            7.6       4.2        3.4
  DEC 95           7.62      4.14       3.48


All figures are as of 12/31/95. Prime Rate Reserves figure represents effective yield (distribution for the latest 30-day period, annualized, divided by the net asset value per share at the end of the period, and then compounded over a 12-month period). The Fund is not insured, nor does it offer a fixed rate of return like bank certificates of deposit or bank money market funds, and does not attempt to maintain a constant net asset value per share, as do money market funds. Past performance is no guarantee of future results. Principal value and investment return will fluctuate with changes in market conditions. Sources:
Eaton Vance Management, The Wall Street Journal

-------------------------------------------------------------------------------

RELATIVE STABILITY OF NET ASSET VALUE

IN 1995, PRIME RATE RESERVES AGAIN MAINTAINED A RELATIVELY STABLE SHARE PRICE.

MONTH-END NET ASSET VALUE PER SHARE

----------------------------
 month end      PRX NAV
----------------------------
Dec. 94       10.02
Jan. 95       10.02
Feb. 95       10.04
Mar. 95       10.04
Apr. 95       10.03
May 95        10.03
June 95       10.03
July 95       10.03
Aug. 95       10.03
Sept. 95      10.03
Oct. 95       10.03
Nov. 95       10.03
Dec. 95       10.02

To Shareholders

Eaton Vance Prime Rate Reserves paid shareholders distributions from net investment income totaling $0.77 during the year ended December 31, 1995. Based on the Fund's closing net asset value of $10.01, the Fund had an effective yield of 7.60% at December 31. The Fund's investments in a portfolio of senior, secured, floating rate loans continued to meet the Fund's objective of maintaining a high level of current income with a relatively stable share price. The Fund's net asset value per share ended the year only $0.01 changed from its $10.02 level on December 31, 1994.

PRIME RATE RESERVES AGAIN ENJOYED A YIELD ADVANTAGE OVER OTHER SHORT-TERM FIXED INCOME INVESTMENTS...
Eaton Vance Prime Rate Reserves shareholders once again enjoyed a handsome yield advantage over other short-term investments. As the chart on page 4 illustrates, the Fund's effective yield continued to represent a significant advantage over money market mutual funds, 3-month certificates of deposit, and bank money market accounts, which offered rates of 5.30%, 4.14%, and 3.23%, respectively. Of course, unlike bank certificates of deposit, the Fund is not insured and does not offer a fixed rate of return; and unlike money market accounts, the Fund's principal value and return can fluctuate with market conditions.

HAVING WON THE BATTLE AGAINST INFLATION, THE FEDERAL RESERVE BEGAN TO LOWER RATES IN 1995...
Having raised interest rates throughout 1994, the Federal Reserve made significant progress in the fight against inflation. With the economy registering slow growth, and inflation well under control, the Fed apparently achieved its long-sought "soft landing." In July, the Fed effectively declared victory in the inflation war and lowered the federal funds rate, a key short-term interest rate barometer. With inflation rising a modest 2.5% for all of 1995, the Fed lowered rates again in December.

PRIME RATE RESERVES' CONTINUED GOAL OF A RELATIVELY STABLE SHARE PRICE...
The Fund's history of relatively stable net asset value is especially impressive in light of the market gyrations of the past two years. In 1994, interest rates soared, causing most fixed income investments to plunge in value. In 1995, rates declined, and bond prices reversed course. Throughout that market volatility, Prime Rate Reserves' net asset value has remained within a narrow price range. While past performance is, of course, no guarantee of future results, that relative stability will remain one of the Fund's major goals in 1996. In the pages that follow, portfolio manager Jeffrey Garner will share his insights on the developments in the loan market, shed light on the recent changes in the Portfolio, and give his thoughts on what may lie ahead in the coming year.

                                       Sincerely,


PHOTO OF                           /s/ James B. Hawkes
JAMES B. HAWKES
                                       James B. Hawkes
                                       President
                                       February 20, 1996

MANAGEMENT DISCUSSION

Questions and answers with Jeffrey S. Garner, Vice President and Portfolio Manager, Senior Debt Portfolio.

Q: JEFF, THE FUND'S 8.1% TOTAL RETURN FOR THE YEAR AGAIN OUTPACED MOST OTHER SHORT-TERM INVESTMENT VEHICLES. TO WHAT DO YOU ATTRIBUTE THE FUND'S PERFORMANCE?

A: In addition to a favorable interest rate climate, the Fund's performance was aided by the healthy economy. Corporate borrowers in the manufacturing and industrial sectors, which are well represented in the Portfolio, have enjoyed improving margins in 1995 amid a relatively upbeat economy. That has limited the number of credit weakenings among corporate borrowers and contributed to the Fund's relatively stable net asset value.

    The Fund's return also reflected the relative stability of the London Interbank Offering Rate (LIBOR), the benchmark to which most floating rate loan interest rates are tied. LIBOR declined only modestly in 1995, which allowed the Fund to maintain a yield advantage over other short-term instruments. The fact that the loans that constitute the Portfolio's investment universe typically re-set every 30, 60, or 90 days in step with prevailing interest rate levels, continues to give the Fund the opportunity to adjust in a timely fashion.

Q:  HOW WOULD YOU ASSESS THE LOAN MARKET ENVIRONMENT IN 1995?

A: The floating rate loan universe continued to expand in 1995, as an increasing number of corporate borrowers turned to the loan market as a financing alternative. Syndicated lending reached a record level of $101
    billion in 1995, up from $81 billion in 1994,      |----------------|
    according to Loan Pricing Corp. The surge in       |  PHOTO OF      |
    market growth was nicely complemented by a         |  JEFFREY S.    |
    corresponding rise in investor demand.             |  GARNER        |
    Consistent with that growing demand, the           |                |
    Senior Debt Portfolio attracted $1 billion         |                |
    in additional investment in 1995.                  |----------------|
                                                       JEFFREY S. GARNER

Q:  TO WHAT DO YOU ATTRIBUTE THE GROWTH OF THE LOAN MARKET?

A: The growth in the market was the result of several factors. First, merger and acquisition activity has picked up significantly in the past year, requiring a sharp increase in corporate financing; second, as profitability has improved in recent years, banks have become increasingly aggressive in lending to the corporate sector; finally, top-line investment banks, which have traditionally focused on stock and bond underwriting, have targeted the loan syndication business, as bond issuance has decreased.

--------------------------------------------------------------------------------
PRIME RATE RESERVES:

THE FUND MAINTAINED A SIZABLE YIELD ADVANTAGE OVER OTHER POPULAR SHORT-TERM INVESTMENT VEHICLES.

All figures are as of 12/31/95. Prime Rate Reserves figure represents effective yield (distribution for the latest 30-day period, annualized, divided by the net asset value per share at the end of the period, and then compounded over a 12-month period). The Fund is not insured by the FDIC nor does it offer a fixed rate of return like bank certificates of deposit or bank money market funds, and does not attempt to maintain a constant net asset value per share, as do money market funds. Past performance is no guarantee of future results. Principal value and investment return will fluctuate with changes in market conditions.

Sources: Eaton Vance Management, The Wall Street Journal
         *IBC Money Report Average.

Prime Rate Reserves               7.60%
Money markets*                    5.30%
3-month CDs                       4.14%
Bank money market accounts        3.23%
--------------------------------------------------------------------------------

Q:  HOW HAVE YOU POSITIONED THE PORTFOLIO IN RECENT MONTHS?

A: We've redoubled our efforts to diversify the Portfolio in recent months. As a result of those efforts, the Portfolio currently has exposure among a widened range of borrowers and industries. The mix includes: cyclical industries, such as paper and building materials, that tend to benefit from a growing economy; consumer areas, such as drug retailers and grocery chains, which are typically less dependent on the economy; and growth segments of the economy, such as cable, broadcast, and communications equipment, which have enjoyed rapid growth due to evolving generations of communications and technology. At December 31, the Portfolio had investments in 30 industries and 85 borrowers.

    It's worthwhile noting that even amid the rapid growth of the Portfolio we have maintained our strict credit standards and rigorous analytical procedures. As a result, the Portfolio had a higher-than-usual cash balance at year-end as we sought to prudently invest the Portfolio's assets.

Q:  WHAT WERE SOME OF THE PORTFOLIO'S LARGEST INVESTMENTS?

A: Interestingly, some of the largest investments in the Portfolio represent loans to widely recognized household names. For example, Westinghouse Electric is involved in many businesses, including consumer electronics, power generation, and broadcasting. With their recent purchase of television giant, CBS, Inc., the company has established a major presence in network television. The company has sold some assets and should be able to realize some efficiencies from an overlap in some broadcasting markets. Those developments should result in a stronger balance sheet for the company. Another large investment is a loan to Viacom Inc., which has extensive cable and entertainment interests, including Paramount Communications and Blockbuster. The company is a prime beneficiary of the increasing consolidation within the entertainment industry and continues to post strong cash-flow growth.

-----------------------------------------------------------------------------------------------------------------------
                                                  PORTFOLIO HIGHLIGHTS
                                                   December 31, 1995

GENERAL PORTFOLIO INFORMATION                            AVERAGE PORTFOLIO STATISTICS
                                                         (dollar-weighted)
Total net assets ......................  $1.62 billion
Assets invested in loan interests .....  $1.42 billion   Collateral coverage ratio ...................... 1.5 to 1*
Number of borrowers ..............................  85   Days to interest-rate reset ....................        52
Industries represented ...........................  30   Maturity ....................................... 5.6 years
                                                         Size per borrower .........................  $16.7 million
FUNDAMENTAL CHARACTERISTICS OF PORTFOLIO LOANS           Average size as percent of total net assets ........ 1.03%
                                                         *At time of purchase
Senior .......................................... 100%
Secured .........................................  97%
Floating rate ................................... 100%
Commercial & industrial ......................... 100%   Source: Eaton Vance Management
-----------------------------------------------------------------------------------------------------------------------

Q: THE FUND HAS NOW ESTABLISHED A SOLID TRACK RECORD. WHY IS THAT IMPORTANT FOR SHAREHOLDERS?

A: I think the Fund's track record is important for two major reasons: first, the Fund has consistently posted returns above those of other popular short-term investment vehicles. Of course, past trends cannot guarantee future performance. But there is a growing universe of investors who demand yields above those of money markets or CDs, but who may be uncomfortable with the longer durations of bonds. The Fund has afforded access to this unique market niche. Second, the Fund has contributed to the growth and maturation of the loan market by improving its liquidity. That, in turn, increases the level of investor confidence.

Q:  WHAT IS YOUR OUTLOOK FOR THE MARKET IN 1996?

A: There are clearly areas of concern within the economy, which has shown anecdotal signs of weakness. However, while interest rates have declined in the past year, the Federal Reserve remains vigilant in the fight against inflation. The result has been what many are calling a "Goldilocks" economy: not too hot and not too cold. I believe the Fed will continue its inflation watch. In a relatively stable interest rate climate, the loan market should continue to present attractive income possibilities for investors. Prime Rate Reserves will continue seeking those opportunities in this growing market.


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
PRIME RATE RESERVES AND THE FEDERAL RESERVE 90-DAY COMMERCIAL PAPER INDEX

From August 31, 1989 through December 31, 1995

AVERAGE ANNUAL                      1           5             Life
   RETURNS                        Year         Year         of Trust*
----------------------------------------------------------------------
With Early Withdrawal Charge      5.1%        6.7%            7.3%
Without Early Withdrawal Charge   8.1%        6.7%            7.3%
----------------------------------------------------------------------

  date      Prime Rate     C. Paper Index
--------------------------------------------
  8/89+          10000               10000
  9/89           10000               10070
 10/89           10142               10139
 11/89           10216               10207
 12/89           10295               10275
  1/90           10377               10342
  2/90           10452               10409
  3/90           10535               10478
  4/90           10617               10548
  5/90           10703               10618
  6/90           10788               10688
  7/90           10876               10756
  8/90           10964               10825
  9/90           11051               10894
 10/90           11140               10964
 11/90           11217               11034
 12/90           11284               11103
  1/91           11359               11166
  2/91           11433               11225
  3/91           11514               11283
  4/91           11592               11339
  5/91           11668               11393
  6/91           11739               11450
  7/91           11813               11506
  8/91           11886               11560
  9/91           11956               11612
 10/91           12026               11662
 11/91           12092               11710
 12/91           12159               11754
  1/92           12207               11793
  2/92           12263               11833
  3/92           12322               11874
  4/92           12379               11913
  5/92           12437               11951
  6/92           12499               11990
  7/92           12555               12023
  8/92           12623               12057
  9/92           12712               12089
 10/92           12752               12122
 11/92           12829               12158
 12/92           12910               12195
  1/93           12967               12227
  2/93           12976               12259
  3/93           13004               12291
  4/93           13096               12323
  5/93           13176               12355
  6/93           13245               12388
  7/93           13288               12420
  8/93           13371               12453
  9/93           13441               12485
 10/93           13475               12518
 11/93           13535               12553
 12/93           13600               12588
  1/94           13657               12621
  2/94           13710               12657
  3/94           13728               12697
  4/94           13772               12739
  5/94           13838               12787
  6/94           13917               12834
  7/94           13986               12884
  8/94           14004               12935
  9/94           14078               12988
 10/94           14176               13046
 11/94           14261               13108
 12/94           14426               13174
  1/95           14524               13240
  2/95           14645               13306
  3/95           14745               13373
  4/95           14824               13439
  5/95           14921               13505
  6/95           15016               13570
  7/95           15113               13634
  8/95           15207               13699
  9/95           15300               13762
 10/95           15399               13827
 11/95           15492               13892
 12/95           15590               13956

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Invesment operations commenced on 8/4/89.
+ Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FUND PERFORMANCE
In accordance with guidelines issued by the Securities and Exchange Commission, we are including a performance chart that compares your Fund's total return with that of a broad-based market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund, and the Federal Reserve's 90-Day Commercial Paper Index.

THE TOTAL RETURN FIGURES
The bold solid line on the chart represents the Fund's performance. The Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions.

The dotted line represents the performance of the Federal Reserve 90-Day Commercial Paper Index. The unmanaged Index is composed of corporate commercial paper rated A1 and P1 by Moody's and Standard & Poor's, respectively, two major independent ratings agencies. Commercial paper represents short-term obligations of corporate borrowers, which are usually backed by bank lines of credit.

                              --------------------
                              FINANCIAL STATEMENTS
                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              December 31, 1995
------------------------------------------------------------------------------
ASSETS:
  Investment in Senior Debt Portfolio, at value
   (Note 1A) (identified cost, $1,093,149,451)                $1,088,714,223
  Receivable for Trust shares sold                                 8,311,459
  Prepaid expenses                                                   331,838
                                                              --------------
        Total assets                                          $1,097,357,520

LIABILITIES:
  Distributions payable                           $5,089,146
  Payable for Trust shares reacquired                  3,668
  Accrued expenses                                    78,368
                                                  ----------
        Total liabilities                                          5,171,182
                                                              --------------
NET ASSETS for 109,108,012 shares of beneficial
  interest outstanding                                        $1,092,186,338
                                                              ==============
SOURCES OF NET ASSETS:
  Paid-in capital                                             $1,096,599,207
  Accumulated distributions in excess of
    realized gain on investment transactions
    (computed on the basis of identified cost)                        (3,115)
  Unrealized depreciation of investments from
    Portfolio (computed on the basis of identified cost)          (4,435,228)
  Accumulated undistributed net investment income                     25,474
                                                              --------------
        Total                                                 $1,092,186,338
                                                              ==============

NET ASSET VALUE PER SHARE (NOTE 5)
  ($1,092,186,338 / 109,108,012 shares of
   beneficial interest)                                           $10.01
                                                                  ======



                       See notes to financial statements.

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                     For the Year Ended December 31, 1995
------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                                 $ 8,328,788
  Facility fees earned                                                455,096
  Income allocated from Portfolio                                  65,963,008
  Expenses allocated from Portfolio                                (8,369,848)
                                                                  -----------
        Total income                                              $66,377,044

  Expenses --
    Investment adviser fee (Note 4)                  $   877,603
    Administration fee (Note 4)                        2,020,807
    Compensation of Directors not members of the
      Investment Adviser's/Administrator's
      organization                                        15,968
    Custodian fee (Note 4)                                86,619
    Transfer and dividend disbursing agent fees          382,191
    Printing and postage                                 136,730
    Legal and accounting services                        287,033
    Registration fees                                    116,703
    Interest expense                                     273,901
    Miscellaneous                                        545,341
                                                     -----------
        Total expenses                                              4,742,896
                                                                  -----------
          Net investment income                                   $61,634,148

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) --
    From investment transactions, computed on the
     basis of identified cost                        $ 6,993,137
    From investment transactions allocated from
      the Portfolio, computed on the basis of
      identified cost                                  1,145,465
                                                     -----------
        Net realized gain on investment transactions $ 8,138,602

  Change in unrealized depreciation of investments    (7,404,428)
                                                     -----------
        Net realized and unrealized gain
          on investments                                              734,174
                                                                  -----------
          Net increase in net assets resulting
            from operations                                       $62,368,322
                                                                  ===========




                    See notes to financial statements

                           STATEMENT OF CASH FLOWS
------------------------------------------------------------------------------
                     For the year ended December 31, 1995
------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH:
CASH FLOWS FROM (FOR) OPERATING ACTIVITIES --
    Purchase of Loan Interests                                 $  (30,002,538)
    Proceeds from sales and principal repayments                   70,114,416
    Net purchases of short-term investments                       (46,908,338)
    Purchase of interests in Senior Debt Portfolio               (516,724,250)
    Withdrawal of interests in Senior Debt Portfolio              119,079,542
    Interest received                                               6,204,445
    Interest paid                                                    (373,470)
    Operating expenses paid                                        (4,994,223)
                                                               --------------
      Net cash used for operating activities                    $(403,604,416)
                                                               --------------
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES --
    Proceeds from shares sold                                  $  527,296,325
    Payments for shares reacquired in tender offers               (85,743,324)
    Cash distributions paid (excluding reinvestments of
      distributions of $34,679,501)                               (26,943,236)
    Payments made upon maturity of commercial paper               (37,458,370)
    Proceeds from issuance of commercial paper                     17,055,201
                                                               --------------
      Net cash provided from financing activities              $  394,206,596
                                                               --------------
        Net decrease in cash                                   $   (9,397,820)

CASH AT BEGINNING OF YEAR                                           9,397,820
                                                               --------------
CASH AT END OF YEAR                                            $           --
                                                               ==============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
    Net increase in net assets from operations                 $   62,368,322
    Net decrease in receivable for investments sold                 2,937,034
    Net decrease in interest receivable                             4,598,880
    Net decrease in prepaid expenses                                  326,569
    Net decrease in deferred facility fee income                   (4,243,777)
    Net decrease in accrued interest expense                         (123,649)
    Net decrease in payable to affiliates                             (15,059)
    Net decrease in accrued expenses and other liabilities            (36,222)
    Net increase in investments                                  (469,416,514)
                                                               --------------
      Net cash used for operating activities                    $(403,604,416)
                                                               ==============

                    See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                                 ------------------------
                                                 1995                1994
                                                 ----                ----
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                   $   61,634,148       $ 37,695,894
    Net investment gain on investments
    and amounts allocated from Portfolio         8,138,602          6,890,227
    Change in unrealized appreciation
      (depreciation) of investments             (7,404,428)        (7,115,207)
                                            --------------       ------------
      Net increase in net assets
       from operations                      $   62,368,322       $ 37,470,914
                                            --------------       ------------
  Distributions to shareholders (Note 2) --

    From net investment income              $  (61,630,374)      $(37,695,894)
    In excess of net investment income            --                 (281,944)
    From net realized gain on
      investment transactions                   (2,248,433)             --
                                            ---------------      -------------
      Total distributions to
        shareholders                        $  (63,878,807)      $(37,977,838)
                                            --------------       -------------

  Transactions in shares of beneficial
    interest (Note 3) --

    Proceeds from sales of shares           $  533,176,796       $ 59,869,598
    Net asset value of shares
      issued to shareholders in
      payment of distributions declared         34,679,501         18,665,751
    Cost of shares reacquired in
      tender offers                            (85,746,992)      (149,834,588)
                                            --------------       ------------
      Net increase (decrease) in
        net assets from Trust share
        transactions                        $  482,109,305       $(71,299,239)
                                            --------------   ----------------
          Net increase (decrease) in
            net assets                      $  480,598,820       $(71,806,163)
NET ASSETS:
  At beginning of year                         611,587,518        683,393,681
                                            --------------       ------------
  At end of year (including accumulated
    undistributed net investment income
    of $25,474 and $21,700, respectively)   $1,092,186,338       $611,587,518
                                            ==============       ============

                    See notes to financial statements

                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                             -----------------------------------------------------------------
                                                1995           1994        1993         1992          1991
                                             -----------     ---------   ---------   -----------   -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value and market value --
  Beginning of year                           $  10.02     $  10.03    $  10.02      $   9.96      $   9.97
                                              --------     --------    --------      --------      --------
Income from Investment Operations
  Net investment income (c)                   $ 0.7694     $ 0.5966    $ 0.4970      $ 0.5415      $ 0.7500
  Net realized and unrealized gain (loss)
    on investments                              0.0112      (0.0059)     0.0258        0.0575       (0.0035)(a)
                                               -------      -------     -------       -------       -------

      Total income from investment operations $ 0.7806     $ 0.5907    $ 0.5228      $ 0.5990      $ 0.7465
                                              --------     --------    --------      --------      --------
Less Distributions:
  From net investment income                  $(0.7695)    $(0.5966)   $(0.5110)     $(0.5296)     $(0.7522)
  In excess of net investment income              --        (0.0041)       --            --            --
  From net realized gain on investments        (0.0211)        --          --         (0.0094)      (0.0043)
  In excess of net realized gain on
    investments                                   --           --       (0.0018)         --            --
                                              --------     --------    --------      --------      --------
      Total distributions                     $(0.7906)    $(0.6007)   $(0.5128)     $(0.5390)     $(0.7565)
                                              --------     --------    --------      --------      --------
Net asset value and market value --
  End of year                                 $  10.01     $  10.02    $  10.03      $  10.02      $   9.96
                                              ========     ========    ========      ========      ========

TOTAL INVESTMENT RETURN (b)                       8.1%         6.1%        5.3%          6.2%          7.8%
                                              ========     ========    ========      ========      ========

RATIOS (as a percentage of average daily
   net assets) (d):
  Operating expenses (c)                         1.58%        1.63%       1.55%         1.44%         1.37%
  Interest expenses (c)                          0.03%(g)     0.21%       0.22%         0.18%         0.16%
  Net investment income                          7.57%        5.95%       4.98%         5.33%         7.42%

SUPPLEMENTAL DATA:

  Net Assets, End of Year (000 omitted)     $1,092,186     $611,588    $683,393    $1,011,006    $1,694,332
  Portfolio Turnover (e)                            5%          60%         37%           26%           16%
  Number of Shares Outstanding at
    End of Year (000 omitted)                  109,108       61,040      68,165       100,877       170,032






                       See notes to financial statements

                                              FINANCIAL HIGHLIGHTS (continued)
---------------------------------------------------------------------------------------------------------------------------
LEVERAGE ANALYSIS:

    Borrowings from issuance  AMOUNT OF DEBT      AVERAGE DAILY BALANCE      AVERAGE DAILY BALANCE       AVERAGE AMOUNT OF
    of commercial paper:      OUTSTANDING AT       OF DEBT OUTSTANDING       OF SHARES OUTSTANDING        DEBT PER SHARE
    YEAR ENDED                 END OF YEAR             DURING YEAR                DURING YEAR               DURING YEAR
    ----------                -------------          ----------------        ---------------------      -------------------
    December 31, 1991          $    --                 $34,893,000                189,758,055                 $0.1839
    December 31, 1992          $39,764,710             $37,304,000                132,343,142                 $0.2819
    December 31, 1993          $17,981,224             $24,585,000                 85,859,000                 $0.2863
    December 31, 1994          $20,403,169             $10,236,000                 63,465,000                 $0.1613
    December 31, 1995 (f)      $    --                 $ 9,688,000                 62,118,000                 $0.1560
------------

(a) The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of Trust shares and the amount of per share realized and unrealized gains and losses at such time.

(b) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.

(c) Includes the Trust's share of Senior Debt Portfolio's allocated expenses for the period from February 22, 1995 to December 31, 1995.

(d) For the year ended December 31, 1991, the expenses related to the operation of the Trust were reduced by a reduction of the investment advisory fee. Had such action not been taken, the ratios would have been as follows:

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                                  1991
                                                              ------------
    RATIOS (as a percentage of average daily net assets):
        Operating expenses                                        1.40%
        Interest expense                                          0.16%
        Net investment income                                     7.39%

(e) Portfolio Turnover represents the rate of portfolio activity for the period while the Trust was making investments directly in securities. The portfolio turnover for the period since the Trust transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

(f) The Leverage Analysis is for the period January 1, 1995 to February 21, 1995 when the Trust transferred the Commercial Paper program to the Portfolio.

(g) Interest expense is for the period from January 1, 1995 to February 21, 1995.



                        See notes to financial statements

                          -----------------------------
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Eaton Vance Prime Rate Reserves (the Trust) is a non-diversified closed-end management investment company. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. On February 22, 1995, the Trust transferred substantially all of its investable assets to the Senior Debt Portfolio (the Portfolio) in exchange for an interest in the Portfolio. The Trust invests all of its investable assets in interests in the Portfolio, a New York Trust, having the same investment objective as the Trust. The value of the Trust's investment in the Portfolio reflects the Trust's proportionate interest in the net assets of the Portfolio (67.1% at December 31, 1995). The performance of the Trust is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME -- The Trust's net investment income consists of the Trust's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Trust determined in accordance with generally accepted accounting principles. Prior to the Trust's investment in the Portfolio, the Trust held its investments directly. For investments held directly, interest income from Loan Interests was recorded on the accrual basis at the then-current interest rate while all other interest income was determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received were recognized as income over the expected term of the loan.

C. FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or xcise tax is necessary.

D. OTHER -- Investment transactions are accounted for on a trade date basis.

------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1996 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

------------------------------------------------------------------------------
(3) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Trust may from time to time, at its discretion, make tender offers at net asset value for the purchase of all or a portion of its shares. The price will be established at the close of business on the last day the tender offer is open. (An early withdrawal charge will be imposed on most shares accepted for tender which have been held less than four years.) (See Note 5.) The Trustees approved tender offers for the periods from January 23, 1995 to February 17, 1995; from April 24, 1995 to May 19, 1995, from July 24, 1995 to August 18, 1995, from October 13, 1995 to November 17, 1995 and from January 22, 1996 to February 16, 1996. Transactions in Trust shares were as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                     ---------------------------------
                                                           1995              1994
                                                     ---------------  ----------------

Sales                                                     53,156,612         5,996,851
Issued to shareholders electing to receive
 payments of distributions in Trust shares                 3,457,871         1,868,329

Reacquired in tender offers                               (8,546,528)      (14,990,693)
                                                           ---------        ----------
    Net increase (decrease)                               48,067,955        (7,125,513)
                                                          ==========        ==========

------------------------------------------------------------------------------
(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Prior to February 22, 1995 (when the Trust transferred substantially all of its investable assets to the Portfolio in exchange for an interest in the Portfolio), the Trust retained Eaton Vance Management (EVM) as its investment adviser. The investment adviser fee was earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee was computed at the monthly rate of 19/240 of 1% (0.95% per annum) of the Trust's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceeded that level. For the period from January 1, 1995 to February 21, 1995, the effective annual rate, based on average daily gross assets, was 0.95% (annualized). The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% per annum) of the average daily gross assets of the Portfolio attributable to the Trust, is also paid to EVM for managing and administering business affairs of the Trust. Except as to Trustees of the Trust and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. Investors Bank & Trust Company (IBT) serves as custodian of the Trust and the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Trust or the Portfolio maintains with IBT. All significant credit balances are reported as a reduction of expenses in the Statement of Operations. Certain of the officers and Trustees of the Trust and Portfolio are officers and directors/trustees of the above organizations (Note 5).

------------------------------------------------------------------------------
(5) EARLY WITHDRAWAL CHARGE
Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, serves as the Trust's principal underwriter. EVD compensates authorized dealers for sales commissions at a rate of 3% of the purchase price of shares purchased through such dealers. EVD also pays additional compensation to each dealer ranging from 0.10% to 0.30% per annum of the value of Trust shares sold by such dealer that are outstanding for specified periods of time. An early withdrawal charge to recover distribution expenses will be charged to redeeming shareholders and paid to EVD in connection with most shares held for less than four years which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5%, 2%, 1% and 0% in the second, third and fourth year and thereafter, respectively. The early withdrawal charge will be imposed on those shares accepted for tender, the value of which exceeds the aggregate value at the time the tender is accepted of: (a) all shares in the account purchased more than four years prior to such acceptance, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in value of all other shares in the account (namely those purchased within the four years preceding the acceptance) over the purchase price of such shares. In determining whether an early withdrawal charge is payable, it is assumed that the acceptance of a repurchase offer is made from the earliest purchase of shares. The total early withdrawal charges received by EVD for the year ended December 31, 1995 amounted to $365,300.

------------------------------------------------------------------------------
(6) INVESTMENT TRANSACTIONS
On February 22, 1995, the Trust transferred substantially all of its assets to the Portfolio in exchange for an interest in the Portfolio. Increases and decreases in the Trust's investment in the Portfolio for the period from February 22, 1995 to December 30, 1995 aggregated $516,724,250 and $119,079,542, respectively. The cost of purchases and the proceeds from principal repayments and sales of Loan Interests, during the period from January 1, 1995 to February 21, 1995, aggregated $30,002,538 and $67,177,382, respectively.

                          INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------------
TO THE TRUSTEES AND SHAREHOLDERS OF
  EATON VANCE PRIME RATE RESERVES:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Prime Rate Reserves as of December 31, 1995, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for the years ended December 31, 1995 and 1994 and the financial highlights for each of the years in the five-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Prime Rate Reserves as of December 31, 1995, the results of its operations and its cash flows, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                              DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
FEBRUARY 20, 1996

                                            SENIOR DEBT PORTFOLIO
                                          PORTFOLIO OF INVESTMENTS
                                              DECEMBER 31, 1995
                                    (EXPRESSED IN UNITED STATES DOLLARS)
------------------------------------------------------------------------------------------------------------
                              SENIOR, SECURED, FLOATING-RATE INTERESTS - 87.6%
------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT               BORROWER/BUSINESS DESCRIPTION                                              VALUE
------------------------------------------------------------------------------------------------------------
                       AEROSPACE/DEFENSE - 3.4%
                       FIBERITE, INC.
     $    9,500,000     Term loan, maturing December 31, 2001                                 $    9,500,000
                        Manufactures composite materials for the aerospace industry
                       HOWMET CORPORATION
          7,741,935     Term loan, maturing November 20, 2002                                      7,741,935
          4,258,065     Term loan, maturing May 20, 2003                                           4,258,065
                        Manufactures and refurbishes airfoils for turbine engines
                       TRACOR, INC.
          1,368,522     Term loan, maturing October 31, 1998                                       1,368,522
         14,850,000     Term loan, maturing February 28, 2001                                     14,850,000
                        Technical services to defense companies
                       TRANSTECHNOLOGY CORPORATION
          7,500,000     Term loan, maturing June 30, 2002                                          7,500,000
                        Aerospace and specialty fasteners, rescue winches, and hoists
                       VSI INDUSTRIES, INC.
          9,858,914     Term loan, maturing March 31, 1997                                         9,858,914
                        Aerospace and specialty fasteners, and plastics industry tooling systems
                                                                                              --------------
                                                                                              $   55,077,436
                                                                                              --------------
                       AUTO PARTS - 0.5%
                       STANADYNE AUTOMOTIVE CORP.
     $    7,453,125     Term loan, maturing December 31, 2001                                 $    7,453,125
                        Auto and light truck fuel injection equipment                         --------------
                       BEVERAGES/ALCOHOL - 1.2%
                       LABATT BREWING COMPANY LIMITED
     $   19,800,000     Term loan, maturing October 1, 2003                                   $   19,800,000
                        Manufactures and distributes beer                                     --------------
                       BROADCAST MEDIA - 6.0%
                       CHARTER COMMUNICATIONS ENTERTAINMENT II, L.P.
     $   10,000,000     Term loan, maturing September 30, 2004                                $   10,000,000
                        Cable television provider
                       CLASSIC CABLE, INC.
         11,470,588     Term loan, maturing June 30, 2004                                         11,470,588
          3,529,412     Term loan, maturing June 30, 2005                                          3,529,412
                        Cable television provider
                       COAXIAL COMMUNICATIONS, INC.
         16,921,628     Term loan, maturing December 31, 1999                                     16,921,628
                        Midwest cable television provider
                       ELLIS COMMUNICATIONS, INC.
         10,296,000     Term loan, maturing March 31, 2003                                        10,296,000
                        Broadcast television operator
                       MARCUS CABLE OPERATING COMPANY, L.P.
         35,000,000     Term loan, maturing April 30, 2004                                        35,000,000
                        Cable television provider
                       NORTHLAND CABLE TELEVISION, INC.
          7,235,725     Term loan, maturing March 31, 2002                                         7,235,725
          3,500,000     Term loan, maturing September 30, 2003                                     3,500,000
                        Cable television provider
                                                                                              --------------
                                                                                              $   97,953,353
                                                                                              --------------
                       BUILDING MATERIALS - 2.5%
                       NATIONAL GYPSUM COMPANY
     $   40,000,000     Term loan, maturing September 21, 2003                                $   40,000,000
                        Produces and supplies gypsum wallboard                                --------------
                       CHEMICALS - 2.1%
                       FREEDOM CHEMICAL COMPANY
     $   13,200,000     Term loan, maturing June 30, 2002                                     $   13,200,000
                        Organic dyes, pigments, textile chemicals, and other
                        specialty chemicals
                       HARRIS SPECIALTY CHEMICALS, INC.
          1,507,581     Term loan, maturing December 31, 1999                                      1,507,581
          5,653,637     Term loan, maturing December 31, 2001                                      5,653,637
          5,288,195     Term loan, maturing December 31, 2002                                      5,288,195
                        Construction chemicals
                       INDSPEC CHEMICAL CORP.
          7,724,407     Term loan, maturing December 2, 2000                                       7,724,407
                        Resorcinol and other specialty chemical products
                                                                                              --------------
                                                                                              $   33,373,820
                                                                                              --------------
                       COMMERCIAL SERVICES - 6.7%
                       AVIALL, INC.
     $   14,662,021     Term loan, maturing November 30, 2000                                 $   14,662,021
                        Turbine engine repair and parts distribution
                       DECISION SERVCOM, INC.
         13,391,304     Term loan, maturing September 30, 2000                                    13,391,304
                        Provides multivendor computer maintenance and support services
                       EH & F, INC.
         10,000,000     Term loan, maturing June 30, 2002                                         10,000,000
         24,653,409     Term loan, maturing December 21, 2003                                     24,653,409
                        Outdoor advertising
                       HOSIERY CORP. OF AMERICA
          3,333,861     Term loan, maturing October 17, 1999                                       3,333,861
          4,887,500     Term loan, maturing July 31, 2001                                          4,887,500
                        Women's hosiery
                       IRON MOUNTAIN INFORMATION SERVICES, INC.
          4,466,250     Term loan, maturing October 31, 2002                                       4,466,250
                        Document archive services
                       NBC MERGER SUB, INC.
          7,500,000     Term loan, maturing August 31, 2003                                        7,500,000
                        Used college textbook wholesaler
                       PSI ACQUISITION CORPORATION
          2,834,260     Term loan, maturing December 31, 1998                                      2,834,260
         12,750,000     Term loan, maturing December 31, 2000                                     12,750,000
                        Diversified consulting services
                       SELECT BEVERAGES, INC.
          4,000,000     Term loan, maturing June 30, 2001                                          4,000,000
          6,000,000     Term loan, maturing June 30, 2002                                          6,000,000
                        Soft drink bottler
                                                                                              --------------
                                                                                              $  108,478,605
                                                                                              --------------
                       COMMUNICATION EQUIPMENT - 1.8%
                       COMMUNICATIONS & POWER INDUSTRIES, INC.
     $    2,083,333     Term loan, maturing August 11, 2000                                   $    2,083,333
          5,666,667     Term loan, maturing August 12, 2002                                        5,666,667
                        Microwave, electronic, and radio frequency components
                       DICTAPHONE ACQUISITION INC.
         14,000,000     Term loan, maturing June 30, 2002                                         14,000,000
                        Manufactures, markets, and services communication systems
                       K-TEC HOLDINGS, INC.
          3,500,000     Term loan, maturing January 31, 2003                                       3,500,000
          4,000,000     Term loan, maturing January 31, 2004                                       4,000,000
                        Manufactures and services telephone, television, and wireless communications equipment
                                                                                              --------------
                                                                                              $   29,250,000
                                                                                              --------------
                       CONGLOMERATES - 4.8%
                       FENWAY HOLDINGS, L.L.C.
     $   15,000,000     Term loan, maturing September 15, 2002                                $   15,000,000
                        Manufactures and distributes billiard tables, dart machines, wood mouldings, windows, doors, artificial flowers, archery bows, and plastics.
                       SPALDING & EVENFLO COMPANIES, INC.
         12,326,389     Term loan, maturing October 13, 2002                                      12,326,389
                        Sporting goods and infant products
                       WESTINGHOUSE ELECTRIC CORPORATION
         50,833,333     Term loan, maturing August 1, 1997                                        50,833,333
                        Television and radio broadcasting, defense, electronics and other manufacturing
                                                                                              --------------
                                                                                              $   78,159,722
                                                                                              --------------
                       CONTAINERS - METAL & GLASS - 2.0%
                       CALMAR, INC.
     $    5,985,000     Term loan, maturing September 15, 2003                                $    5,985,000
          4,488,750     Term loan, maturing June 15, 2004                                          4,488,750
                        Plastic sprayers and dispensers
                       SILGAN CORP.
         21,978,000     Term loan, maturing March 15, 2002                                        21,978,000
                        Metal and plastic packaging products
                                                                                              --------------
                                                                                              $   32,451,750
                                                                                              --------------
                       CONTAINERS - PAPER - 6.7%
                       IPC, INC.
     $    9,000,000     Term loan, maturing September 30, 2001                                $    9,000,000
                        Plastic and paper packaging products
                       JEFFERSON SMURFIT CORP.
         25,103,275     Term loan, maturing April 30, 2001                                        25,103,275
         18,761,831     Term loan, maturing April 30, 2002                                        18,761,831
                        Liner board and other paper board products
                       STONE CONTAINER CORP.
         39,676,179     Term loan, maturing April 1, 2000                                         39,676,179
         16,000,000     Term loan, maturing October 1, 2003                                       16,000,000
                        Commodity pulp, paper and packaging products
                                                                                              --------------
                                                                                              $  108,541,285
                                                                                              --------------
                       COSMETICS - 0.4%
                       MARY KAY COSMETICS, INC.
     $    6,923,077     Term loan, maturing June 6, 2001                                      $    6,923,077
                        Cosmetics, skin and hair care, and perfume products                   --------------
                       ELECTRONICS - INSTRUMENTATION - 1.1%
                       BERG ELECTRONICS, INC.
     $   11,800,000     Term loan, maturing March 31, 2001                                    $   11,800,000
                        Electronic connectors
                       SPERRY MARINE, INC.
          6,341,463     Term loan, maturing December 31, 2000                                      6,341,463
                        Marine navigational equipment
                                                                                              --------------
                                                                                              $   18,141,463
                                                                                              --------------
                       FOOD WHOLESALERS - 3.7%
                       CATERAIR INTERNATIONAL CORPORATION
     $    9,116,363     Term loan, maturing September 15, 2001                                $    9,116,363
                        Food service to airlines
                       FAVORITE BRANDS INTERNATIONAL, INC.
         12,193,548     Term loan, maturing September 30, 2002                                    12,193,548
                        Manufactures and markets marshmallows and caramels
                       SC INTERNATIONAL SERVICES, INC.
         11,361,058     Term loan, maturing September 15, 2002                                    11,361,058
          2,506,116     Term loan, maturing September 15, 2003                                     2,506,116
                        Food service to airlines
                       U.S. FOODSERVICE, INC.
          2,658,824     Term loan, maturing December 31, 1998                                      2,658,824
         14,629,856     Term loan, maturing June 30, 2000                                         14,629,856
                        Food distributor to business
                       VOLUME SERVICES, INC.
          5,000,000     Term loan, maturing October 31, 2002                                       5,000,000
          2,500,000     Term loan, maturing October 31, 2003                                       2,500,000
                        Provides food services for civic centers and sports facilities
                                                                                              --------------
                                                                                              $   59,965,765
                                                                                              --------------
                       FOODS - 2.2%
                       SPECIALTY FOODS CORPORATION
     $   34,950,000     Term loan, maturing April 30, 2001                                    $   34,950,000
                        Bread and cheese products                                             --------------
                       LEISURE - 5.8%
                       AMFAC PARKS, INC.
     $    8,333,333     Term loan, maturing September 30, 2002                                $    8,333,333
                        Provides lodging, food and beverage services to national and state parks
                       METRO-GOLDWYN-MAYER, INC.
         15,000,000     Term loan, maturing April 15, 1997                                        15,000,000
                        Film and television production and distribution
                       ORION PICTURES CORPORATION
          8,281,502     Term loan, maturing December 31, 2000                                      8,281,502
                        Film and television production and distribution
                       SIX FLAGS THEME PARKS, INC.
         11,730,000     Term loan, maturing June 23, 2003                                         11,730,000
                        Amusement parks
                       VIACOM, INC.
         50,000,000     Term loan, maturing December 31, 1996                                     50,000,000
                        Television and motion picture entertainment
                                                                                              --------------
                                                                                              $   93,344,835
                                                                                              --------------
                       MACHINERY - 0.6%
                       MERKLE KORFF INDUSTRIES, INC.
     $    9,953,704     Term loan, maturing March 31, 2003                                    $    9,953,704
                        Manufactures fractional horsepower motors                             --------------
                       MANUFACTURING - DIVERSIFIED - 3.7%
                       INTERLAKE CORP.
     $    8,197,467     Term loan, maturing September 27, 1996                                $    8,197,467
                        Engineered materials
                       INTERMETRO INDUSTRIES CORP.
          3,343,090     Term loan, maturing June 30, 2001                                          3,343,090
          4,790,179     Term loan, maturing December 31, 2002                                      4,790,179
                        Shelving
                       INTERNATIONAL WIRE GROUP, INC.
          9,992,424     Term loan, maturing September 30, 2002                                     9,992,424
                        Manufactures and markets copper wire and harnesses
                       INTESYS TECHNOLOGIES, INC.
          5,000,000     Term loan, maturing December 31, 2001                                      5,000,000
                        Plastic injection molding and fabricated battery packs
                       JACKSON PRODUCTS, INC.
          7,480,434     Term loan, maturing September 1, 2002                                      7,480,434
          7,481,250     Term loan, maturing September 1, 2003                                      7,481,250
                        Manufactures and distributes safety equipment and reflective beads
                       THERMADYNE HOLDINGS CORP.
         14,200,997     Term loan, maturing February 1, 2001                                      14,200,997
                        Cutting and welding products and floor cleaning equipment
                                                                                              --------------
                                                                                              $   60,485,841
                                                                                              --------------
                       MEDICAL PRODUCTS - 0.3%
                       GRAPHIC CONTROLS CORPORATION
     $    5,000,000     Term loan, maturing September 28, 2003                                $    5,000,000
                        Recording and monitoring devices                                      --------------
                       OFFICE EQUIPMENT - 1.2%
                       WILLIAMHOUSE-REGENCY OF DELAWARE, INC.
     $    8,666,667     Term loan, maturing October 31, 2002                                  $    8,666,667
          6,000,000     Term loan, maturing October 31, 2003                                       6,000,000
          5,333,333     Term loan, maturing February 28, 2004                                      5,333,333
                        Paper-based office products
                                                                                              --------------
                                                                                              $   20,000,000
                                                                                              --------------
                       PAPER AND FOREST PRODUCTS - 6.2%
                       CROWN PAPER CO.
     $   24,937,500     Term loan maturing August 22, 2003                                    $   24,937,500
                        Manufactures coated groundwood and uncoated free paper
                       FORT HOWARD CORP.
         25,000,000     Term loan maturing March 8, 2002                                          25,000,000
         15,000,000     Term loan maturing December 31, 2002                                      15,000,000
                        Sanitary tissue paper products
                       SDW ACQUISITION CORP.
         35,280,473     Term loan, maturing December 20, 2002                                     35,280,473
                        Major U.S. producer of coated free paper
                                                                                              --------------
                                                                                              $  100,217,973
                                                                                              --------------
                       PUBLISHING - 2.6%
                       KRUEGER RINGIER, INC.
     $    6,376,956     Term loan, maturing December 31, 1997                                 $    6,376,956
          6,096,786     Term loan, maturing December 31, 1998                                      6,096,786
                        Printers and binders of mass market and hardcover books
                       ZIFF-DAVIS PUBLISHING COMPANY
         14,909,034     Term loan, maturing December 31, 2001                                     14,909,034
         14,181,617     Term loan, maturing December 31, 2002                                     14,181,617
                        Computer publications publisher
                                                                                              --------------
                                                                                              $   41,564,393
                                                                                              --------------
                       PUBLISHING - NEWSPAPERS - 1.5%
                       AMERICAN MEDIA OPERATIONS, INC.
     $    4,455,000     Term loan, maturing September 30, 2002                                $    4,455,000
                        Weekly periodical publisher
                       JOURNAL NEWS, INC.
         20,000,000     Term loan, maturing December 31, 2001                                     20,000,000
                        Suburban newspaper
                                                                                              --------------
                                                                                              $   24,455,000
                                                                                              --------------
                       RESTAURANTS - 2.3%
                       AMERICA'S FAVORITE CHICKEN COMPANY
     $   21,657,426     Term loan, maturing November 5, 1998                                  $   21,657,426
                        Church's Fried Chicken and Popeye's restaurants
                       LONG JOHN SILVER'S RESTAURANTS, INC.
         14,924,095     Term loan, maturing December 31, 1996                                     14,924,095
                        Seafood restaurants
                                                                                              --------------
                                                                                              $   36,581,521
                                                                                              --------------
                       RETAIL - SPECIALTY - 2.2%
                       CAMELOT MUSIC, INC.
     $    4,924,057     Term loan, maturing February 28, 2001                                 $    4,924,057
                        Music stores
                       GRIFFITH CONSUMERS COMPANY
         10,694,444     Term loan, maturing December 31, 2002                                     10,694,444
                        Retail petroleum distributor
                       QVC, INC.
         20,000,000     Term loan, maturing January 31, 2004                                      20,000,000
                        Home shopping retailer
                                                                                              --------------
                                                                                              $   35,618,501
                                                                                              --------------
                       RETAIL STORES - DRUG STORES - 2.5%
                       DUANE READE, INC.
     $    5,016,667     Term loan, maturing December 31, 1997                                 $    5,016,667
                        Retail drug stores
                       THRIFTY PAYLESS, INC.
          6,562,509     Term loan, maturing March 31, 2000                                         6,562,509
         28,333,333     Term loan, maturing June 30, 2002                                         28,333,333
                        Retail drug stores
                                                                                              --------------
                                                                                              $   39,912,509
                                                                                              --------------
                       RETAIL STORES - FOOD CHAINS - 8.1%
                       DOMINICK'S FINER FOODS, INC.
     $    3,317,031     Term loan, maturing March 31, 2002                                    $    3,317,031
          8,223,043     Term loan, maturing March 31, 2003                                         8,223,043
          9,217,980     Term loan, maturing September 30, 2003                                     9,217,980
                        Supermarket chain in Chicago
                       GRAND UNION COMPANY
         26,628,890     Term loan, maturing June 15, 2002                                         26,628,890
                        Supermarket chain in the Northeast
                       PATHMARK STORES, INC.
         32,030,952     Term loan, maturing October 31, 1999                                      32,030,952
                        Supermarket chain in mid-Atlantic states
                       RALPHS GROCERY COMPANY
          3,221,257     Revolving loan, maturing June 15, 2001                                     3,221,257
          6,672,703     Term loan, maturing June 15, 2001                                          6,672,703
          9,277,215     Term loan, maturing June 15, 2002                                          9,277,215
          9,277,216     Term loan, maturing June 15, 2003                                          9,277,216
          9,277,216     Term loan, maturing June 15, 2004                                          9,277,216
                        Third largest supermarket chain in Southern California
                       STAR MARKET COMPANY, INC.
         10,315,790     Term loan, maturing December 31, 2001                                     10,315,790
          4,210,526     Term loan, maturing December 31, 2002                                      4,210,526
                        Supermarket chain in Massachusetts
                                                                                              --------------
                                                                                              $  131,669,819
                                                                                              --------------
                       STEEL - 0.3%
                       UCAR INTERNATIONAL, INC.
     $    4,937,553     Term loan, maturing December 31, 2002                                 $    4,937,553
                        Processing materials for steel industry                               --------------
                       TELECOMMUNICATIONS - 3.9%
                       MOBILEMEDIA COMMUNICATIONS, INC.
     $    6,666,667     Term loan, maturing June 30, 2002                                     $    6,666,667
                        Paging service provider
                       PAGING NETWORK, INC.
         18,750,000     Term loan, maturing March 31, 2002                                        18,750,000
                        Paging service provider
                       WORLDCOM, INC.
         38,328,446     Term loan, maturing December 31, 1996                                     38,328,446
                        Long distance telecommunications provider
                                                                                              --------------
                                                                                              $   63,745,113
                                                                                              --------------
                       TEXTILES - 1.3%
                       BLACKSTONE CAPITAL COMPANY II, L.L.C.
     $    5,000,000     Term loan, maturing January 13, 1997                                  $    5,000,000
                        Automotive products, residential upholstery fabrics, and
                        wallcoverings
                       LONDON FOG INDUSTRIES, INC.
          9,582,314     Term loan, maturing May 31, 2002                                           8,911,552
          1,971,219     Term loan, maturing May 31, 2002*                                          1,655,824
                        Outerwear
                       WASSERSTEIN/C & A HOLDINGS, L.L.C.
          5,000,000     Term loan, maturing January 13, 1997                                       5,000,000
                        Automotive products, residential upholstery fabrics, and
                        wallcoverings
                                                                                              --------------
                                                                                              $   20,567,376
                                                                                              --------------
                       TOTAL LOAN INTERESTS (IDENTIFIED COST, $1,420,258,523)                 $1,418,573,539
                                                                                              --------------
------------------------------------------------------------------------------------------------------------
                                            PREFERRED STOCKS - 0.4%
------------------------------------------------------------------------------------------------------------
SHARES               SECURITY                                                                VALUE
------------------------------------------------------------------------------------------------------------
             54,895  America's Favorite Chicken Company, 8% Preferred Stock                   $    4,035,880
          5,845,956  London Fog Industries, Inc., 17.5% Preferred Stock*                           3,178,220
                                                                                              --------------
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST, $10,014,473)                    $    7,214,100
                                                                                              --------------
------------------------------------------------------------------------------------------------------------
                                          SHORT-TERM INVESTMENTS - 11.3%
------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT               DESCRIPTION
------------------------------------------------------------------------------------------------------------
     $   70,000,000  CXC,Inc., 5.90%, 1/2/96                                                  $   69,965,583
          8,000,000  Coca-Cola Co., 5.72%, 1/2/96                                                  7,994,915
         64,155,000  General Electric Capital Co., 5.75%, 1/2/96                                  64,124,259
         11,400,000  Lincoln National Corp., 5.85%, 1/2/96                                        11,394,442
         26,990,000  A1 Credit Corp., 5.85%, 1/2/96                                               26,976,843
          3,311,000  Melville Corp., 5.90%, 1/2/96                                                 3,309,372
                                                                                              --------------
                     TOTAL SHORT-TERM INVESTMENTS, AT AMORTIZED COST                          $  183,765,414
                                                                                              --------------
                     TOTAL INVESTMENTS (IDENTIFIED COST, $1,614,038,410) - 99.3%              $1,609,553,053
                     OTHER ASSETS, LESS LIABILITIES - 0.7%                                        11,785,799
                                                                                              --------------
                     TOTAL NET ASSETS - 100%                                                  $1,621,338,852
                                                                                              ==============
* Non-income producing security.

Note: The description of the principal business for each security set forth above is unaudited.

                                       See notes to financial statements

                            ----------------------
                            SENIOR DEBT PORTFOLIO
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              December 31, 1995
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $1,614,038,410)                                           $1,609,553,053
  Cash                                                             7,058,508
  Receivable for investments sold                                    346,347
  Interest receivable                                             11,043,182
  Deferred organization expenses (Note 1D)                            44,040
  Prepaid expenses                                                   655,818
                                                              --------------
      Total assets                                            $1,628,700,948

LIABILITIES:
  Deferred facility fee income (Note 1B)          $7,236,000
  Trustees' fees payable                               4,975
  Accrued expenses                                   121,121
                                                  ----------
      Total liabilities                                            7,362,096
                                                              --------------
NET ASSETS applicable to investors' interest
   in Portfolio                                               $1,621,338,852
                                                              ==============

SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                               $1,625,824,209
  Unrealized depreciation of investments
    (computed on the basis of identified cost)                    (4,485,357)
                                                              --------------
      Total                                                   $1,621,338,852
                                                              ==============

                        See notes to financial statements

                              STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------
    For the period from the start of business, February 22, 1995, to December 31, 1995
                         (Expressed in United States Dollars)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                                                  $79,409,986
  Facility fees earned                                                               3,166,902
                                                                                   -----------
        Total income                                                               $82,576,888
  Expenses --
    Investment advisory fee (Note 2)                              $8,544,646
    Compensation of Trustees not members of the Investment
     Adviser's organization (Note 2)                                  15,442
    Custodian fee (Note 2)                                           391,775
    Interest expense                                                 578,113
    Legal and accounting services                                    404,377
    Amortization of organization expenses (Note 1D)                    5,504
    Miscellaneous                                                    517,339
                                                                  ----------
      Total expenses                                                                10,457,196
                                                                                   -----------
        Net investment income                                                      $72,119,692
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment transactions                    $1,214,316
  Change in unrealized depreciation of investments                (1,760,430)
                                                                 -----------
      Net realized and unrealized loss on investments                                 (546,114)
                                                                                   -----------
          Net increase in net assets from operations                               $71,573,578
                                                                                   ===========

                        See notes to financial statements

                           STATEMENT OF CASH FLOWS
------------------------------------------------------------------------------
          For the period from the start of business, February 22, 1995, to December 31, 1995
                      (Expressed in United States Dollars)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH:
CASH FLOWS FROM (FOR) OPERATING ACTIVITIES --
    Purchase of loan interests                                $(1,194,325,622)
    Proceeds from sales and principal repayments                  351,061,697
    Interest received                                              75,242,985
    Facility fees received                                          6,697,569
    Interest paid                                                    (801,440)
    Operating expenses paid                                        (9,691,998)
    Net increase in short-term investments                       (136,857,076)
                                                              ---------------
      Net cash used for operating activities                  $  (908,673,885)
                                                              ---------------
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES --
    Proceeds from capital contributions                       $ 1,050,247,987
    Payments for capital withdrawals                             (134,615,604)
                                                              ---------------
      Net cash provided from financing activities             $   915,632,383
                                                              ---------------
        Net increase in cash                                  $     6,958,498

CASH AT BEGINNING OF PERIOD                                           100,010
                                                              ---------------
CASH AT END OF PERIOD                                         $     7,058,508
                                                              ===============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
    Net increase in net assets from operations                $    71,573,578
    Increase in receivable for investments sold                      (193,389)
    Increase in interest receivable                                (4,167,001)
    Increase in prepaid expenses                                      (76,202)
    Increase in deferred organization expenses                        (17,833)
    Increase in deferred facility fee income                        3,530,667
    Increase in accrued expenses and other liabilities                 80,489
    Net increase in investments                                  (979,404,194)
                                                              ---------------
        Net cash used for operating activities                $  (908,673,885)
                                                              ===============

                        See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
           For the period from the start of business, February 22, 1995, to December 31, 1995
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                     $    72,119,692
    Net realized gain on investments                                1,214,316
    Change in unrealized appreciation of
      investments                                                  (1,760,430)
                                                              ---------------
      Net increase in net assets from
        operations                                            $    71,573,578
                                                              ---------------
  Capital transactions --
    Contributions                                             $ 1,684,280,868
    Withdrawals                                                  (134,615,604)
                                                              ---------------
      Increase in net assets from capital
       transactions                                           $ 1,549,665,264
                                                              ---------------
        Total increase in net assets                          $ 1,621,238,842
NET ASSETS:
  At beginning of period                                              100,010
                                                              ---------------
  At end of period                                            $ 1,621,338,852
                                                              ===============

------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
           For the period from the start of business, February 22, 1995 to December 31, 1995
------------------------------------------------------------------------------
RATIOS (to average daily net assets):
  Operating expenses                                                  1.01%+
  Interest expense                                                    0.13%+
  Net investment income                                               7.95%+
PORTFOLIO TURNOVER                                                      39%
+Annualized




                      See notes to financial statements

                         -----------------------------
                         NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on February 22, 1995, with the acquisition of securities with a value of $583,240,521, including unrealized depreciation of $2,724,927, in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION -- The Portfolio's investments in interests in loans (Loan Interests) are valued at fair value by the Portfolio's investment adviser, Boston Management and Research, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Loan Interest, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Loan Interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on evaluations of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Loan Interest including price quotations for and trading in the Loan Interest and interests in similar loans and the market environment and investor attitudes towards the Loan Interest and interests in similar loans; (v) the reputation and financial condition of the agent bank and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Loan Interest. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-sized trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

B. INCOME -- Interest income from Loan Interests is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

C. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

------------------------------------------------------------------------------

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment advisory fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 19/240 of 1% (0.95% per annum) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the period from the start of business, February 22, 1995, to December 31, 1995, the effective annual rate, based on average daily gross assets, was 0.94% (annualized) and amounted to $8,544,646. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment advisory fee. Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Portfolio maintains with IBT. All significant credit balances are reported as a reduction of expenses in the statement of operations. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, February 22, 1995, to December 31, 1995, no significant amounts have been deferred.
------------------------------------------------------------------------------
(3) INVESTMENTS
The Portfolio invests primarily in Loan Interests. The ability of the issuers of the Loan Interests to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Loan Interests for the period from the start of business, February 22, 1995, to December 31, 1995, aggregated $1,194,325,622 and $351,255,086, respectively.

------------------------------------------------------------------------------
(4) SHORT-TERM DEBT AND CREDIT AGREEMENTS
The Portfolio participates with other funds and portfolios managed by BMR and Eaton Vance Management (EVM) in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees under this agreement during the period.

The Portfolio has also entered into a revolving credit agreement, that will allow the Portfolio to borrow an additional $245 million to support the issuance of commercial paper and to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted Libor rate or adjusted certificate of deposit rate. Interest expense includes a commitment fee of approximately $534,665 which is computed at the annual rate of 1/4 of 1% on the unused portion of the revolving credit agreement. There were no borrowings under this agreement during the period from the start of business, February 22, 1995, to December 31, 1995. As of December 31, 1995, the Portfolio had no commercial paper outstanding.

------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost and unrealized appreciation/depreciation in the value of investments owned at December 31, 1995, as computed on a federal income tax basis, were as follows:
Aggregate cost                                                  $1,614,038,410
                                                                ==============
Gross unrealized depreciation                                   $    4,485,357
Gross unrealized appreciation                                          --
                                                                --------------
    Net unrealized depreciation                                 $    4,485,357
                                                                ==============

                         INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
SENIOR DEBT PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio as of December 31, 1995, and the related statements of operations, cash flows, changes in net assets and the supplementary data for the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Loan Interests owned at December 31, 1995 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of December 31, 1995, the results of its operations and its cash flows, the changes in its net assets, and its supplementary data for the period from the start of business, February 22, 1995, to December 31, 1995, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Loan Interests and certain other securities held by Senior Debt Portfolio valued at $1,425,787,639 (88% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Loan Interest or security can be established only by negotiation between the parties in a sales transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair values of such Loan Interests and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

                                              DELOITTE & TOUCHE
GRAND CAYMAN, CAYMAN ISLANDS
BRITISH WEST INDIES
FEBRUARY 20, 1996

                            ---------------------
                            INVESTMENT MANAGEMENT

EATON VANCE          OFFICERS                   INDEPENDENT TRUSTEES
PRIME RATE           JAMES B. HAWKES            DONALD R. DWIGHT
RESERVES             President and Trustee      President, Dwight
24 Federal Street    M. DOZIER GARDNER          Partners, Inc.
Boston, MA 02110     Vice President and           Chairman, Newspapers of
                     Trustee                    New England, Inc.
                     JEFFREY S. GARNER          SAMUEL L. HAYES, III
                     Vice President             Jacob H. Schiff Professor of
                     JAMES L. O'CONNOR          Investment Banking,
                     Treasurer                  Harvard University
                     THOMAS OTIS                Graduate School of
                     Secretary                  Business Administration
                                                NORTON H. REAMER
                                                President and Director,
                                                United Asset
                                                Management Corporation
                                                JOHN L. THORNDIKE
                                                Director, Fiduciary
                                                Company Incorporated
                                                JACK L. TREYNOR
                                                Investment Adviser and
                                                Consultant
                     ----------------------------------------------------
SENIOR DEBT          OFFICERS                   INDEPENDENT TRUSTEES
PORTFOLIO            JAMES B. HAWKES            DONALD R. DWIGHT
24 Federal Street    President and Trustee      President, Dwight
Boston, MA 02110     M. DOZIER GARDNER          Partners, Inc.
                     Vice President and           Chairman, Newspapers of
                     Trustee                    New England, Inc.
                     JEFFREY S. GARNER          SAMUEL L. HAYES, III
                     Vice President and         Jacob H. Schiff Professor
                     Portfolio Manager          of Investment Banking,
                     WILLIAM CHISHOLM           Harvard University
                     Vice President             Graduate School of
                     RAYMOND O'NEILL            Business Administration
                     Vice President             NORTON H. REAMER
                     MICHEL NORMANDEAU          President and Director,
                     Vice President             United Asset
                     JAMES L. O'CONNOR          Management Corporation
                     Treasurer                  JOHN L. THORNDIKE
                     THOMAS OTIS                Director, Fiduciary
                     Secretary                  Company Incorporated
                                                JACK L. TREYNOR
                                                Investment Adviser and
                                                Consultant